Result on disposal of group companies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Result on Disposal of Group Companies

Result on disposal of group companies
	2017	2016	2015
Baring Private Equity Partners	1	1	7
ING Lease UK			–5

	1	1	2